Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Inventories	$ 4,797	$ 4,049
Lubricants [Member]
Inventories [Abstract]
Inventories	582	553
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 4,215	$ 3,496